Goodwill, Software and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

	2014
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216
Goodwill acquired during year	122,522	34,811	29,333	—	186,666
Impairment losses	—	—	—	—	—
Foreign currency translation adjustments	42,278	11,559	21,917	—	75,754
Other	—	—	—	—	—

Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636

Schedule of Major Components of Software and Other Intangible Assets

The following table displays the major components of software and other intangible assets as of March 31, 2013 and 2014.

	2013	2014
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,709,739	¥5,954,842
Rights to use utility facilities	335,578	336,510
Other	316,056	447,812
Accumulated amortization	(4,774,253)	(5,099,133)

Total amortizable intangible assets	1,587,120	1,640,031

Non-amortizable intangible assets:
Trademarks and trade names	31,834	54,283
Rights to acquire the building	—	16,792

Total non-amortizable intangible assets	31,834	71,075

Total	¥1,618,954	¥1,711,106

Estimated Aggregate Amortization Expenses for Intangible Assets During Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2015	¥481,398
2016	373,021
2017	272,231
2018	178,911
2019	91,976